CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Net sales	$ 1,296,654,938	$ 2,047,901,576	$ 1,857,689,274
Cost of goods sold	1,239,411,615	1,715,259,698	1,273,328,214
Gross profit	57,243,323	332,641,878	584,361,060
Selling expenses	118,885,352	100,427,110	75,677,623
General and administrative expenses	176,719,139	157,128,736	72,710,154
Research and development expenses	26,510,457	44,120,473	18,624,846
Income (loss) from operations	(264,871,625)	30,965,559	417,348,437
Other income (expenses):
Interest income	8,551,539	3,056,185	2,590,210
Interest expense	(51,886,930)	(35,020,940)	(33,952,126)
Foreign exchange (loss) gain	907,500	(27,434,515)	(36,155,829)
Derivatives gain (loss)	8,541,721	(11,393,346)	9,475,794
Other income, net	6,797,196	9,316,434	215,692
Income (loss) before income taxes	(291,960,599)	(30,510,623)	359,522,178
Income tax (expense) benefit	25,405,072	(7,309,619)	(48,069,198)
Net income (loss)	(266,555,527)	(37,820,242)	311,452,980
Net loss attributable to the noncontrolling interest	135	149
Net income (loss) attributable to Trina Solar Limited shareholders	$ (266,555,392)	$ (37,820,093)	$ 311,452,980
Earnings (loss) per ordinary share
Basic (in dollars per share)	$ (0.08)	$ (0.01)	$ 0.09
Diluted (in dollars per share)	$ (0.08)	$ (0.01)	$ 0.08
Weighted average ordinary shares outstanding
Basic (in shares)	3,534,829,694	3,521,182,416	3,402,701,503
Diluted (in shares)	3,534,829,694	3,521,182,416	3,833,713,796